Investments in associates - Summary of transactions between the group and its associates (Details) - Total for all associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Sales to related parties	$ 1,034	$ 844	$ 1,009
Related party receivable	348	148	368
Purchases of goods, related party	6,708	7,034	5,473
Related party payables	$ 2,052	$ 2,223	$ 2,607